Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Information
Schedule of significant expense categories

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(in thousands)	2026	2025	2026	2025
Research and development expenses
Employee costs	$1,536	$2,341	$3,575	$5,271
Clinical product candidates	4,250	2,569	7,290	5,604
Nonclinical product candidates	746	981	1,604	1,646
Depreciation and amortization	265	618	541	1,254
Other R&D(1)	628	17,582	1,249	18,212
Total R&D	$7,425	$24,091	$14,259	$31,987

General and administrative expenses
Employee costs	$877	$1,374	$2,400	$3,451
Professional services	1,160	1,266	2,273	2,346
Insurance	233	243	455	505
Other G&A(2)	322	318	735	625
Total G&A	$2,592	$3,201	$5,863	$6,927
(1)	Other R&D consists of facilities related expenses and office expenses and includes $17 million related to the License Agreement with Zaiming for both the three and six months ended June 30, 2025 (Note 3).
(2)	Other G&A consists of facilities related expenses, depreciation, office expenses and taxes and fees.

The tables below summarize the significant expense categories regularly reviewed by the CODM for the years ended December 31, 2025 and 2024:

	Year Ended
	December 31,
(in thousands)	2025	2024
Research and development expenses
Employee costs	$8,974	$13,252
Clinical product candidates	27,669	13,562
Nonclinical product candidates	3,758	9,182
Depreciation and amortization	2,133	2,792
Other R&D(1)	2,389	2,700
Total R&D	$44,923	$41,488

General and administrative expenses
Employee costs	$5,887	$8,400
Professional services	4,614	4,449
Insurance	947	1,281
Other G&A(2)	1,245	1,588
Total G&A	$12,693	$15,718

(1)Other R&D consists of facilities related expenses and office expenses.

(2)Other G&A consists of facilities related expenses, depreciation, office expenses and taxes and fees.